UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                   Date of reporting period: August 31, 2013
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 146.5%

                 AEROSPACE & DEFENSE - 3.4%
$      1,850,000 AM General, LLC, Term Loan B ...............    10.25%        03/22/18    $    1,725,125
       1,775,510 Beechcraft Holdings, Term Loan B ...........     5.75%        12/14/20         1,784,388
       1,191,000 Booz Allen Hamilton, Inc., Term Loan B .....     3.75%        07/31/19         1,191,000
       3,301,429 DynCorp International, Inc., Term Loan .....     6.25%        07/07/16         3,324,802
       1,358,175 Sequa Corp., Term Loan B ...................     5.25%        06/19/17         1,362,698
       4,296,902 Transdigm, Inc., Term Loan C ...............     3.75%        02/28/20         4,290,930
                                                                                           --------------
                                                                                               13,678,943
                                                                                           --------------

                 AGRICULTURAL PRODUCTS - 1.0%
       1,197,000 Dole Food Company, Inc., Term Loan B .......  3.75%-5.00%     04/01/20         1,194,858
       2,927,912 Jimmy Sanders, Term Loan B .................     4.75%        11/15/18         2,937,076
                                                                                           --------------
                                                                                                4,131,934
                                                                                           --------------

                 ALTERNATIVE CARRIERS - 2.9%
       1,320,931 DigitalGlobe, Inc., Term Loan B ............     3.75%        01/31/20         1,329,597
       5,880,563 Intelsat Jackson Holdings S.A., Term
                    Loan B ..................................     4.25%        04/02/18         5,918,786
       1,000,000 Level 3 Financing, Inc., Term Loan B .......     4.00%        01/15/20           999,170
       3,400,536 Telesat Canada, Term Loan B ................     3.50%        03/28/19         3,400,536
                                                                                           --------------
                                                                                               11,648,089
                                                                                           --------------

                 ALUMINUM - 0.3%
         997,500 Constellium Holdco B.V., Term Loan B .......     6.00%        03/25/20         1,019,944
                                                                                           --------------

                 APPAREL RETAIL - 1.0%
       2,731,026 Payless ShoeSource, Term Loan B ............     7.25%        10/09/19         2,771,992
       1,174,813 Phillips-Van Heusen Corp., Term Loan B .....     3.25%        02/13/20         1,178,044
                                                                                           --------------
                                                                                                3,950,036
                                                                                           --------------

                 APPLICATION SOFTWARE - 3.6%
       2,314,555 DataTel, Inc., Term Loan B .................     4.50%        07/19/18         2,321,499
       3,920,300 Eagle Parent, Inc., Term Loan B ............     4.50%        05/16/18         3,938,686
       1,795,500 Flexera Software, LLC, Term Loan B .........     5.00%        03/13/19         1,798,498
          98,871 Lawson Software, Inc., Term Loan B .........     3.75%        06/03/20            98,105
       3,498,653 Lawson Software, Inc., Term Loan B2 ........     5.25%        04/05/18         3,516,881
       1,750,000 Triple Point Technology, Term Loan B .......     5.25%        07/10/20         1,716,453
       1,094,500 Verint Systems, Inc., Term Loan B ..........     4.00%        09/06/19         1,097,236
                                                                                           --------------
                                                                                               14,487,358
                                                                                           --------------

                 ASSET MANAGEMENT & CUSTODY BANKS - 4.1%
       2,532,995 Hamilton Lane Advisors, LLC, Term Loan .....     5.25%        02/28/18         2,526,662
       1,710,400 Harbourvest Partners L.P., Term Loan B .....     4.75%        11/21/17         1,718,951
       1,798,548 Mondrian Investment Partners Ltd., Term
                    Loan B ..................................     4.00%        03/05/20         1,809,034
         478,465 Munder Capital Management, Incremental Term
                    Loan ....................................     6.00%        03/23/15           479,661
       6,704,791 Nuveen Investments, Inc., Term Loan B ......     4.18%        05/13/17         6,668,451
         833,333 Nuveen Investments, Inc., Term Loan, Second
                    Lien ....................................     6.50%        02/28/19           828,475

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 ASSET MANAGEMENT & CUSTODY BANKS (CONTINUED)
$      2,245,857 TCW Group, Inc., Term Loan B ...............     4.00%        02/06/20    $    2,252,887
                                                                                           --------------
                                                                                               16,284,121
                                                                                           --------------

                 AUTO PARTS & EQUIPMENT - 4.2%
         900,000 Affinia Group, Inc., Term Loan B2 ..........     4.75%        04/25/20           900,000
         992,502 August U.S. Holding Company, Inc., Term
                    Loan ....................................     5.00%        04/27/18           990,021
       2,271,250 BBB Industries, LLC, Term Loan B ...........  5.50%-6.50%     03/27/19         2,268,411
       2,425,923 HHI Holdings, LLC, Term Loan B .............     5.00%        10/05/18         2,443,366
       2,371,976 Metaldyne, LLC, Term Loan B ................     5.00%        12/18/18         2,386,207
       1,741,250 Remy International, Inc., Term Loan B ......     4.25%        03/05/20         1,743,427
       2,985,000 Sequa Automotive Group, Term Loan B ........     6.25%        11/15/18         2,985,000
       1,332,083 Tomkins, PLC, Term Loan B2 .................     3.75%        09/29/16         1,334,853
       1,567,500 Tower Automotive Holdings USA, LLC, Term
                    Loan B ..................................     4.75%        04/23/20         1,573,378
                                                                                           --------------
                                                                                               16,624,663
                                                                                           --------------

                 AUTOMOBILE MANUFACTURERS - 1.0%
       3,942,179 Chrysler Group, LLC, Term Loan B ...........     4.25%        05/24/17         3,986,016
                                                                                           --------------

                 AUTOMOTIVE RETAIL - 1.2%
       1,859,607 KAR Auction Services, Inc., Term Loan B ....     3.75%        05/19/17         1,864,721
       2,729,375 Pilot Travel Centers, LLC, Term Loan B2 ....     4.25%        08/07/19         2,719,140
                                                                                           --------------
                                                                                                4,583,861
                                                                                           --------------

                 BIOTECHNOLOGY - 1.4%
       5,690,354 Grifols, SA, Term Loan B ...................     4.25%        06/01/17         5,720,057
                                                                                           --------------

                 BROADCASTING - 7.9%
       1,690,667 Clear Channel Communications, Inc., Term
                    Loan B ..................................     3.83%        01/29/16         1,575,347
       4,986,742 Clear Channel Communications, Inc., Term
                    Loan D ..................................     6.93%        01/30/19         4,573,790
       1,973,479 Cumulus Media Holdings, Inc., Term Loan,
                    First Lien ..............................     4.50%        09/16/18         1,981,708
       1,000,000 Cumulus Media Holdings, Inc., Term Loan,
                    Second Lien .............................     7.50%        09/16/19         1,007,500
         400,000 Entravision Communications Corp., Term
                    Loan B ..................................  0.75%-3.50%     05/31/20           395,624
       3,105,780 FoxCo Acquisition, LLC, Term Loan B ........     5.50%        07/14/17         3,115,439
       1,255,442 Hubbard Radio, LLC, Term Loan ..............     4.50%        04/29/19         1,259,108
         250,000 Hubbard Radio, LLC, Incremental Delayed
                    Draw Loan (d) ...........................     1.75%(e)     04/29/19           249,375
       2,110,735 LIN Television Corp., Term Loan B ..........     4.00%        12/21/18         2,119,536
       2,000,000 Media General, Inc., Delayed Draw Term
                    Loan B (d) ..............................     0.00%(e)     07/31/20         2,003,700
         481,650 Mission Broadcasting, Inc., Term Loan B ....     4.25%        07/19/19           485,253
       1,139,288 Nexstar Broadcasting, Inc., Term Loan B ....     4.25%        12/03/19         1,147,809
       3,510,514 NEP Holdco, Inc., Term Loan B ..............     4.75%        01/22/20         3,517,535
         257,143 NEP Holdco, Inc., Term Loan, Second Lien ...     9.50%        07/22/20           262,448


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 BROADCASTING (CONTINUED)
$      1,960,000 Raycom TV Broadcasting, LLC, Term Loan B ...     4.25%        05/31/17    $    1,969,800
       4,869,235 Univision Corp., Extended First Lien Term
                    Loan C1 .................................     4.50%        03/01/20         4,854,335
         997,500 Univision Corp., Term Loan C3 ..............     4.00%        03/01/20           988,353
                                                                                           --------------
                                                                                               31,506,660
                                                                                           --------------

                 BUILDING PRODUCTS - 0.7%
       1,600,000 American Builders & Contractors Supply
                    Co., Term Loan B ........................     3.50%        04/16/20         1,589,600
       1,323,350 Unifrax, LLC, Term Loan B ..................     4.25%        11/28/18         1,325,335
                                                                                           --------------
                                                                                                2,914,935
                                                                                           --------------

                 CASINOS & GAMING - 5.1%
       1,000,000 Bally Technologies, Inc., Term Loan ........     4.25%        08/13/19           998,130
       1,600,000 Boyd Gaming Corp., Term Loan B .............     4.00%        08/14/20         1,601,984
       6,296,777 Caesars Entertainment Operating Company,
                    Inc., Term Loana B6                           5.43%        01/28/18         5,654,883
       2,000,000 Pinnacle Entertainment, Inc., Term Loan
                    B2 ......................................     3.75%        08/13/20         2,004,980
       3,753,086 ROC Finance, LLC, Term Loan B ..............     5.00%        06/20/19         3,757,778
       4,464,286 Scientific Games International, Inc., Term
                    Loan B ..................................     4.25%        05/22/20         4,421,518
         650,222 Twin River Management Group, Inc., Term
                    Loan B ..................................     5.25%        11/10/18           654,826
       1,087,500 Yonkers, Term Loan B .......................     4.25%        07/22/19         1,082,063
         333,333 Yonkers, Term Loan, Second Lien ............     8.75%        07/22/20           330,833
                                                                                           --------------
                                                                                               20,506,995
                                                                                           --------------

                 COAL & CONSUMABLE FUELS - 0.7%
       2,736,775 Arch Coal, Inc., Term Loan .................     5.75%        05/16/18         2,651,251
                                                                                           --------------

                 COMMERCIAL PRINTING - 0.8%
       1,995,000 Cenveo Corp., Term Loan B ..................     6.25%        02/13/17         2,003,319
       1,326,667 SGS International, Inc., Term Loan B .......     5.00%        10/17/19         1,329,984
                                                                                           --------------
                                                                                                3,333,303
                                                                                           --------------

                 COMMODITY CHEMICALS - 0.9%
       3,399,542 Tronox, Inc., Term Loan B ..................     4.50%        03/19/20         3,432,110
                                                                                           --------------

                 COMMUNICATIONS EQUIPMENT - 1.9%
       1,358,175 Alcatel-Lucent, Inc., Term Loan C ..........     5.75%        01/30/19         1,363,703
       3,002,475 ARRIS Group, Inc., Term Loan B .............     3.50%        04/17/20         2,961,191
       3,053,129 Commscope, Inc., Term Loan B ...............     3.75%        01/14/18         3,068,395
                                                                                           --------------
                                                                                                7,393,289
                                                                                           --------------

                 CONSTRUCTION & ENGINEERING - 1.4%
       2,987,625 Terex Corp., Term Loan .....................     4.50%        04/28/17         3,020,310
         600,000 U.S. Infrastructure Corp., Term Loan B .....     4.75%        07/10/20           600,300
       2,084,250 WireCo Worldgroup, Inc., Term Loan B .......     6.00%        02/15/17         2,084,250
                                                                                           --------------
                                                                                                5,704,860
                                                                                           --------------


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.3%
$      1,153,253 Navistar International Corp., Term Loan B ..     5.75%        08/17/17    $    1,169,110
                                                                                           --------------

                 CONSUMER FINANCE - 3.0%
       5,329,235 Altisource Solutions S.a.r.l., Term
                    Loan B ..................................     5.75%        11/27/19         5,349,220
       1,750,000 Home Loan Servicing Solutions, Ltd., Term
                    Loan B ..................................     4.50%        06/26/20         1,758,750
         931,000 Ocwen Financial Corp., Term Loan B .........     5.00%        02/15/18           939,844
       3,719,233 Walter Investment Management Corp., Term
                    Loan ....................................  5.75%-6.75%     11/28/17         3,740,916
                                                                                           --------------
                                                                                               11,788,730
                                                                                           --------------

                 DATA PROCESSING & OUTSOURCED SERVICES - 0.9%
       3,659,734 Harland Clarke Holdings Corp., Term
                    Loan B2 .................................     5.43%        06/30/17         3,595,689
                                                                                           --------------

                 DISTRIBUTORS - 0.5%
       1,995,104 Wesco Distribution, Term Loan B ............     4.50%        12/12/19         2,004,441
                                                                                           --------------

                 DIVERSIFIED CHEMICALS - 1.4%
       3,189,429 INEOS Group Ltd., Term Loan ................     4.00%        05/04/18         3,162,510
       2,381,700 Univar, Inc., Term Loan B ..................     5.00%        06/30/17         2,320,681
                                                                                           --------------
                                                                                                5,483,191
                                                                                           --------------

                 DIVERSIFIED REAL ESTATE ACTIVITIES - 1.1%
       3,770,540 iStar Financial, Inc., Term Loan ...........     4.50%        10/15/17         3,770,540
         598,500 Starwood Property Trust, Term Loan B .......     3.50%        04/17/20           596,753
                                                                                           --------------
                                                                                                4,367,293
                                                                                           --------------

                 DIVERSIFIED SUPPORT SERVICES - 0.5%
       1,905,365 SMG, Term Loan .............................     5.50%        06/07/18         1,905,365
                                                                                           --------------

                 EDUCATION SERVICES - 0.2%
         619,111 Bright Horizons Family Solutions, LLC,
                    Term Loan B .............................  4.00%-5.25%     01/30/20           619,421
                                                                                           --------------

                 ELECTRIC UTILITIES - 0.7%
       4,241,410 Texas Competitive Electric Holdings Company,
                    LLC, Term Loan ..........................  3.68%-3.78%     10/10/14         2,882,632
                                                                                           --------------

                 ELECTRONIC EQUIPMENT & INSTRUMENT - 0.3%
       1,200,000 Allflex Holdings III, Term Loan, First
                    Lien ....................................     4.25%        07/17/20         1,200,756
                                                                                           --------------

                 ENVIRONMENTAL & FACILITIES SERVICES - 2.6%
       2,558,571 Advanced Disposal Services, Inc., Term
                    Loan B ..................................     4.25%        10/09/19         2,560,977
       4,868,651 EnergySolutions, LLC, Term Loan ............     6.75%        08/15/16         4,889,343
       1,942,905 Waste Industries USA, Inc., Term Loan B ....     4.00%        03/17/17         1,946,557
       1,152,083 WCA Waste Corp., Term Loan B ...............     4.00%        03/23/18         1,152,083
                                                                                           --------------
                                                                                               10,548,960
                                                                                           --------------


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 HEALTH CARE EQUIPMENT - 5.1%
$      1,965,000 Alere, Inc., Term Loan B....................     4.25%        06/30/17    $    1,976,063
       1,970,000 Alere, Inc., Term Loan B1 ..................     4.25%        06/30/17         1,981,091
         493,750 Alere, Inc., Term Loan B2 ..................     4.25%        06/30/17           496,530
       1,756,725 Biomet, Inc., Term Loan B ..................  3.93%-4.02%     07/25/17         1,760,238
       3,250,000 Carestream Health, Inc., Term Loan B .......     5.00%        06/07/19         3,274,375
       4,323,295 DJO Finance, LLC, Term Loan ................     4.75%        09/15/17         4,345,777
         623,482 Hologic, Inc., Term Loan B .................     3.75%        08/01/19           625,265
       1,750,000 Ikaria, Term Loan B ........................     7.25%        07/03/18         1,753,290
       4,252,863 Kinetic Concepts, Inc., Term Loan D1 .......     4.50%        05/04/18         4,258,179
                                                                                           --------------
                                                                                               20,470,808
                                                                                           --------------

                 HEALTH CARE FACILITIES - 2.2%
       3,085,921 Health Management Associates, Inc., Term
                    Loan B ..................................     3.50%        11/18/18         3,088,636
         925,317 Select Medical Corp., Term Loan B ..........  4.00%-5.25%     06/01/18           923,291
       1,965,000 Surgical Care Affiliates, Inc., Term Loan...     4.25%        06/30/18         1,965,000
       2,917,987 United Surgical Partners International,
                    Inc., Term Loan .........................     4.75%        04/03/19         2,938,646
                                                                                           --------------
                                                                                                8,915,573
                                                                                           --------------

                 HEALTH CARE SERVICES - 6.0%
       1,393,000 Air Medical Group Holdings, Inc., Term
                    Loan B ..................................     6.50%        06/30/18         1,420,860
       1,436,400 Apria Healthcare Group, Inc., Term Loan B ..     6.75%        04/05/20         1,445,952
       1,987,625 CHG Healthcare Services, Term Loan B .......     5.00%        11/19/19         2,000,882
       2,835,750 Davita, Inc., Term Loan B2 .................     4.00%        11/01/19         2,845,874
       4,242,187 Emergency Medical Services Corp., Term
                    Loan B ..................................     4.00%        05/25/18         4,250,416
       2,097,875 Healogics, Inc., Term Loan B ...............     5.25%        02/05/19         2,103,120
       1,940,250 Heartland Dental Care, Term Loan B .........     6.25%        12/21/18         1,959,653
       3,477,525 Sheridan Healthcare, Inc., Term Loan B .....     4.50%        06/29/18         3,476,656
       3,490,000 U.S. Renal Care, Inc., Incremental Term
                    Loan, First Lien ........................     5.25%        07/03/19         3,488,534
       1,000,000 U.S. Renal Care, Inc., Initial Term Loan ...     5.25%        07/03/19           999,580
                                                                                           --------------
                                                                                               23,991,527
                                                                                           --------------

                 HEALTH CARE SUPPLIES - 1.5%
       2,000,000 BSN Medical Acquisition Holding GmBH, Term
                    Loan B1 .................................     4.00%        06/08/19         2,001,660
       2,005,880 ConvaTec, Inc., Term Loan B ................     4.00%        12/22/16         2,013,903
       1,791,178 Sage Products, Inc., Term Loan B ...........     4.25%        12/13/19         1,796,408
                                                                                           --------------
                                                                                                5,811,971
                                                                                           --------------

                 HEALTH CARE TECHNOLOGY - 2.9%
       3,703,219 Emdeon Business Services, LLC, Term
                    Loan B ..................................     3.75%        11/02/18         3,710,181
         811,667 MedAssets, Inc., Term Loan B ...............     4.00%        12/13/19           812,681
       2,450,000 Trizetto Group, Inc., Term Loan B ..........     4.75%        05/02/18         2,284,625


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 HEALTH CARE TECHNOLOGY (CONTINUED)
 $     2,000,000 Trizetto Group, Inc., Term Loan, Second
                    Lien ....................................     8.50%        03/28/19    $    1,810,000
       2,977,500 Wolverine Healthcare Analytics, Inc., Term
                    Loan B ..................................     4.50%        05/31/19         2,986,194
                                                                                           --------------
                                                                                               11,603,681
                                                                                           --------------

                 HOMEFURNISHING RETAIL - 1.4%
       2,388,000 Serta Simmons Holdings, LLC, Term Loan B ...     5.00%        10/01/19         2,395,474
       3,406,749 Tempur-Pedic International, Inc., Term
                    Loan B ..................................     3.50%        03/18/20         3,374,113
                                                                                           --------------
                                                                                                5,769,587
                                                                                           --------------

                 HOTELS, RESORTS & CRUISE LINES - 0.2%
         500,000 Four Seasons, Term Loan B ..................     4.25%        06/27/20           503,750
         400,000 Playa Funding, Term Loan B .................     4.75%        08/09/19           401,168
                                                                                           --------------
                                                                                                  904,918
                                                                                           --------------

                 HOUSEHOLD PRODUCTS - 0.1%
         500,000 Spectrum Brands, Inc., Term Loan C .........     3.50%        09/04/19           499,890
                                                                                           --------------

                 HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.5%
       1,893,000 Genpact Limited, Term Loan B ...............     3.50%        08/30/19         1,893,795
                                                                                           --------------

                 HYPERMARKETS & SUPER CENTERS - 0.9%
       3,544,688 BJ's Wholesale Club, Inc., Term Loan, First
                    Lien ....................................     4.25%        09/26/19         3,544,262
                                                                                           --------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.8%
       3,063,143 AES Corp., Term Loan B .....................     3.75%        06/01/18         3,077,969
       2,100,000 Calpine Construction Finance Co., L.P.,
                    Term Loan B .............................     3.00%        05/03/20         2,072,616
       1,960,000 Calpine Corp., Term Loan B2 ................     4.00%        04/01/18         1,963,391
       1,389,500 Calpine Corp., Term Loan B3 ................     4.00%        10/09/19         1,392,460
         984,615 Dynegy Power, LLC, Term Loan B2 ............     4.00%        04/23/20           978,048
       2,521,519 Freif North American Power I, LLC, Term
                    Loan B ..................................     4.75%        03/29/19         2,521,519
         390,926 Freif North American Power I, LLC, Term
                    Loan C ..................................     4.75%        03/29/19           390,926
       2,940,131 NRG Energy, Inc., Term Loan B ..............     2.75%        07/01/18         2,919,227
                                                                                           --------------
                                                                                               15,316,156
                                                                                           --------------

                 INDUSTRIAL CONGLOMERATES - 1.3%
       1,980,000 Gardner Denver, Inc., Term Loan ............     4.25%        07/30/20         1,969,070
       1,317,679 Hamilton Sundstrand Corp., Term Loan B .....     4.00%        12/13/19         1,305,332
       2,045,780 Tomkins Air Distribution, Term Loan B ......     5.00%        11/09/18         2,061,124
                                                                                           --------------
                                                                                                5,335,526
                                                                                           --------------

                 INDUSTRIAL MACHINERY - 1.2%
       1,940,250 Dematic Holdings, Term Loan B ..............     5.25%        12/28/19         1,949,951


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 INDUSTRIAL MACHINERY (CONTINUED)
$      2,673,612 Husky International, Ltd., Term Loan B .....     4.25%        06/30/18    $    2,673,050
                                                                                           --------------
                                                                                                4,623,001
                                                                                           --------------

                 INSURANCE BROKERS - 3.4%
       2,970,075 Amwins Group, LLC, Term Loan B .............     5.00%        09/06/19         2,978,748
       2,904,665 Confie Seguros Holding Co., Term Loan B ....     6.50%        11/09/18         2,904,665
       2,100,000 Cooper Gay Swett & Crawford, Term Loan B ...     5.00%        04/16/20         2,110,500
         720,000 Cooper Gay Swett & Crawford, Term Loan,
                    Secon Lien ..............................     8.25%        09/19/20           729,000
       4,925,250 USI Corp., Term Loan B .....................     5.00%        12/27/19         4,937,563
                                                                                           --------------
                                                                                               13,660,476
                                                                                           --------------

                 INTEGRATED TELECOMMUNICATION SERVICES - 1.9%
       3,575,121 Avaya, Inc., Term Loan B3 ..................     4.76%        10/26/17         3,176,173
       1,980,747 Hawaiian Telcom Communications, Inc.,
                    Term Loan B .............................     5.00%        06/06/19         1,983,223
       2,437,750 Windstream Corp., Term Loan B4 .............     3.50%        01/23/20         2,436,239
                                                                                           --------------
                                                                                                7,595,635
                                                                                           --------------

                 IT CONSULTING & OTHER SERVICES - 0.8%
       1,687,500 Sirius Computer Solutions, Inc., Term
                    Loan B ..................................     7.00%        12/07/18         1,708,594
       1,379,632 West Corp., Term Loan B8 ...................     3.75%        06/30/18         1,379,632
                                                                                           --------------
                                                                                                3,088,226
                                                                                           --------------

                 LEISURE FACILITIES - 0.3%
       1,326,429 Six Flags, Inc., Term Loan B ...............  4.00%-5.25%     12/20/18         1,337,094
                                                                                           --------------

                 LEISURE PRODUCTS - 0.7%
       2,919,591 Live Nation Entertainment, Inc., Term
                    Loan B ..................................     3.50%        08/17/20         2,924,146
                                                                                           --------------

                 LIFE & HEALTH INSURANCE - 0.4%
       1,589,483 CNO Financial Group, Inc., Term Loan B2 ....     3.75%        09/28/18         1,591,867
                                                                                           --------------

                 LIFE SCIENCES TOOLS & SERVICES - 1.8%
       1,587,278 inVentiv Health, Inc., Term Loan ...........     7.50%        08/04/16         1,547,596
         533,246 inVentiv Health, Inc., Term Loan B3 ........     7.75%        05/15/18           522,581
       2,321,667 Pharmaceutical Products Development, Inc.,
                    Term Loan B .............................     4.25%        12/05/18         2,318,764
         464,041 Quintiles Transnational Corp., Term Loan
                    B1 ......................................     4.50%        06/08/18           463,461
       2,162,750 Quintiles Transnational Corp., Term Loan
                    B2 ......................................     4.00%        06/08/18         2,168,827
                                                                                           --------------
                                                                                                7,021,229
                                                                                           --------------

                 MANAGED HEALTH CARE - 0.7%
       2,914,534 MultiPlan, Inc., Term Loan B1 ..............     4.00%        08/26/17         2,925,435
                                                                                           --------------


                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 METAL & GLASS CONTAINERS - 1.8%
 $     1,800,000 Berlin Packaging, LLC, Term Loan B .........     4.75%        04/02/19    $    1,802,250
       2,394,000 Berry Plastics Corp., Term Loan D ..........     3.50%        02/08/20         2,374,345
       2,900,000 Pact Group, Term Loan B ....................     3.75%        05/29/20         2,867,375
                                                                                           --------------
                                                                                                7,043,970
                                                                                           --------------

                 MOVIES & ENTERTAINMENT - 2.7%
       2,962,650 Alpha Topco, Ltd., Term Loan B .............     4.50%        04/30/19         2,979,685
       1,795,500 AMC Entertainment, Inc., Term Loan B .......     3.50%        04/30/20         1,793,256
         800,000 Kasima, LLC, Term Loan B ...................     3.25%        05/17/21           798,504
         200,000 Lions Gate Entertainment Corp., Term Loan,
                    Second Lien .............................     5.00%        07/19/20           200,166
         300,000 TWCC Holding Corp., Term Loan, Second
                    Lien ....................................     7.00%        06/26/20           307,500
       4,500,000 Village Roadshow Films Ltd., Term Loan B ...     4.75%        11/21/17         4,567,500
                                                                                           --------------
                                                                                               10,646,611
                                                                                           --------------

                 OIL & GAS REFINING & MARKETING - 0.1%
         429,121 Citgo Petroleum Corp., Term Loan B .........     8.00%        06/24/15           431,803
                                                                                           --------------

                 OTHER DIVERSIFIED FINANCIAL SERVICES - 6.6%
         900,000 EVERTEC, Term Loan B .......................     3.50%        04/17/20           893,700
       2,865,000 First American Payment Systems, L.P., Term
                    Loan B ..................................     5.75%        10/12/18         2,843,512
       4,683,538 First Data Corp., Term Loan B ..............     4.18%        03/24/17         4,636,703
         516,667 Global Cash Access, Inc., Term Loan B ......     4.00%        03/01/16           516,667
       1,350,000 Guggenheim Investment Management, Term
                    Loan B ..................................     4.25%        07/22/20         1,357,168
       2,780,000 iPayment, Inc., Term Loan B ................     6.75%        05/08/17         2,691,957
       2,100,000 MEI Conlux, Term Loan B ....................     5.00%        08/02/20         2,097,375
       3,369,207 Moneygram International, Term Loan B .......     4.25%        03/27/20         3,377,630
       1,800,000 National Finance Partners, Term Loan B .....     5.25%        07/01/20         1,810,134
       3,525,721 RPI Finance Trust, Term Loan B .............     4.00%        11/09/18         3,536,757
       2,437,765 Transfirst Holdings, Inc., Term Loan B .....     4.75%        12/27/17         2,438,375
                                                                                           --------------
                                                                                               26,199,978
                                                                                           --------------

                 PACKAGED FOODS & MEATS - 5.0%
         343,220 Bellisio Foods, Delayed Draw Term Loan (d)..     4.25%(e)     08/01/19           341,504
         671,187 Bellisio Foods, Delayed Draw Term Loan           5.25%        08/01/19           667,831
       1,235,593 Bellisio Foods, Term Loan B ................     5.25%        08/01/19         1,229,415
       3,984,646 Blue Buffalo Company, Ltd., Term Loan B ....     4.75%        08/08/19         4,016,204
       3,368,992 Ferrara Candy Co., Term Loan B .............  7.50%-8.50%     06/06/18         3,213,177
       2,100,000 H.J. Heinz Co., Term Loan B2 ...............     3.50%        06/07/20         2,111,550
       1,600,000 Hostess Brands, Term Loan B ................     6.75%        04/09/20         1,638,000
       1,967,556 JBS USA, LLC, Term Loan B ..................     3.75%        05/25/18         1,967,556
       2,137,500 Pinnacle Foods Finance, LLC, Term Loan G ...     3.25%        04/29/20         2,114,351
       2,785,714 Smart Balance, Inc., Term Loan B ...........     5.00%        07/09/20         2,786,884
                                                                                           --------------
                                                                                               20,086,472
                                                                                           --------------


Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 PAPER PACKAGING - 1.5%
 $       200,000 Multi Packaging Solutions, Inc., Term
                    Loan B ..................................     4.25%        08/17/20    $      200,250
       5,878,654 Reynolds Consumer Products Holdings, Inc., Term  4.75%        09/28/18         5,914,043
                                                                                           --------------
                                                                                                6,114,293
                                                                                           --------------

                 PHARMACEUTICALS - 4.4%
       3,564,704 Catalent Pharma Solutions, Inc., Term Loan 2     4.25%        09/15/17         3,576,289
       3,619,362 IMS Healthcare, Term Loan B ................     3.75%        09/01/17         3,621,642
       3,402,900 Par Pharmaceutical, Inc., Term Loan B ......     4.25%        09/30/19         3,384,831
       1,208,395 Valeant Pharmaceuticals International, Inc.,
                    Term Loan B                                   4.38%        02/13/19         1,211,706
         594,000 Valeant Pharmaceuticals International, Inc.,
                    Term Loan B                                   4.38%        12/11/19           595,188
       2,487,500 Valeant Pharmaceuticals International, Inc.,
                    Term Loan E                                   4.50%        08/05/20         2,507,325
         506,136 Warner Chilcott, PLC, Additional Term
                    Loan B1 .................................     4.25%        03/15/18           506,409
       1,162,663 Warner Chilcott, PLC, Term Loan B1 .........     4.25%        03/15/18         1,163,291
         916,199 Warner Chilcott, PLC, Term Loan B3 .........     4.25%        03/15/18           916,694
                                                                                           --------------
                                                                                               17,483,375
                                                                                           --------------

                 PROPERTY & CASUALTY INSURANCE - 1.0%
         194,886 Cunningham Lindsey Group Ltd., Term Loan,
                    Second Lien .............................     9.25%        06/10/20           193,912
       2,949,090 Cunningham Lindsey Group Ltd., Term Loan,
                    First Lien ..............................     5.00%        12/10/19         2,912,226
         428,571 Sedgwick CMS Holdings, Inc., Term Loan,
                    First Lien ..............................     4.25%        06/12/18           428,036
         250,000 Sedgwick CMS Holdings, Inc., Term Loan,
                    Second Lien .............................     8.00%        12/12/18           253,125
                                                                                           --------------
                                                                                                3,787,299
                                                                                           --------------

                 PUBLISHING - 0.8%
         798,000 McGraw Hill Global Education, LLC, Term
                    Loan B ..................................     9.00%        03/22/19           805,358
       2,416,429 Tribune Co., Term Loan B ...................     4.00%        12/17/19         2,420,053
         757,652 Yell Group, PLC, Term Loan B1 (f)...........     3.93%        07/31/14           160,728
                                                                                           --------------
                                                                                                3,386,139
                                                                                           --------------

                 REAL ESTATE OPERATING COMPANIES - 0.9%
       3,763,303 ClubCorp Club Operations, Inc., Term Loan B      4.25%        07/24/20         3,772,711
                                                                                           --------------

                 REAL ESTATE SERVICES - 0.1%
         498,750 Realogy Corp., Term Loan B .................     4.50%        02/12/20           501,493
                                                                                           --------------

                 RESEARCH & CONSULTING SERVICES - 4.3%
       4,009,523 Acosta, Inc., Term Loan ....................     5.00%        03/02/18         4,027,886
       4,269,701 Advantage Sales & Marketing, Inc., Term
                    Loan, First Lien ........................     4.25%        12/18/17         4,282,169


                See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 RESEARCH & CONSULTING SERVICES (CONTINUED)
$        947,895 Advantage Sales & Marketing, Inc., Term
                    Loan, Second Lien .......................     8.25%        06/17/18    $      959,156
       1,382,637 Affinion Group, Inc., Term Loan B ..........     6.50%        10/09/16         1,329,060
       1,717,857 Property Data, Inc., Term Loan .............     7.00%        01/04/17         1,710,350
       2,892,750 SurveyMonkey.com, LLC, Term Loan B .........     5.50%        02/07/19         2,899,982
       2,130,033 SymphonyIRI Group, Inc., Term Loan B .......     4.50%        12/01/17         2,131,375
                                                                                           --------------
                                                                                               17,339,978
                                                                                           --------------

                 RESTAURANTS - 1.6%
       4,751,321 Focus Brands, Inc., Term Loan B ............  4.25%-5.50%     02/21/18         4,760,254
       1,450,000 Focus Brands, Inc., Term Loan, Second
                    Lien ....................................    10.25%        08/21/18         1,471,750
                                                                                           --------------
                                                                                                6,232,004
                                                                                           --------------

                 RETAIL REITS - 0.9%
       2,616,100 Capital Automotive L.P., Term Loan B .......     4.00%        04/10/19         2,625,256
         800,000 Capital Automotive L.P., Term Loan, Second
                    Lien ....................................     6.00%        04/30/20           818,000
                                                                                           --------------
                                                                                                3,443,256
                                                                                           --------------

                 SECURITY & ALARM SERVICES - 0.3%
       1,191,000 Garda World Security, Term Loan B ..........     4.50%        11/13/19         1,199,933
                                                                                           --------------

                 SEMICONDUCTORS - 2.0%
       5,386,500 Freescale Semiconductor, Inc., Term
                    Loan B ..................................     5.00%        03/01/20         5,403,791
       2,560,000 MMI International, Ltd., Term Loan B .......     7.25%        11/20/18         2,457,600
                                                                                           --------------
                                                                                                7,861,391
                                                                                           --------------

                 SPECIALIZED CONSUMER SERVICES - 2.3%
       6,440,718 Asurion Corp., Term Loan B1 ................     4.50%        05/24/19         6,357,504
         900,000 Asurion Corp., Term Loan B2 ................     3.50%        07/08/20           861,264
       1,961,838 Expert Global Solutions, Inc., Term
                    Loan B ..................................     8.50%        04/03/18         1,993,718
                                                                                           --------------
                                                                                                9,212,486
                                                                                           --------------

                 SPECIALIZED FINANCE - 2.3%
       2,551,479 AlixPartners, LLP, Term Loan B2 ............    5.00%         07/10/20         2,570,615
       1,400,000 Duff & Phelps, Term Loan B .................    4.50%         04/23/20         1,400,000
       2,825,949 Fly Leasing, Ltd., Term Loan B .............    4.50%         08/08/20         2,842,424
       2,500,000 Flying Fortress, Inc., Term Loan 3 .........    3.50%         06/30/17         2,500,000
                                                                                           --------------
                                                                                                9,313,039
                                                                                           --------------

                 SPECIALTY CHEMICALS - 5.3%
       2,370,000 Ascend Performance Materials, LLC, Term
                    Loan B ..................................     6.75%        04/10/18         2,269,275
       3,865,527 AZ Chemicals, Inc., Term Loan B ............     5.25%        12/22/17         3,892,431
       1,291,763 DuPont Performance Coatings, Term Loan B ...     4.75%        02/01/20         1,300,159
       2,970,004 Emerald Performance Materials, LLC, Term
                    Loan B ..................................     6.75%        05/18/18         2,992,279
         865,650 Houghton International, Inc., Term Loan B ..     4.00%        12/20/19           862,767
         800,000 Macdermid, Inc., Term Loan, First Lien .....     4.00%        06/07/20           800,504


Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 SPECIALTY CHEMICALS (CONTINUED)
$        724,231 Monarch, Term Loan B1 ......................     4.50%        10/04/19    $      724,231
         375,769 Monarch, Term Loan B2 ......................     4.50%        10/04/19           375,769
       2,519,910 Nusil Technology, LLC, Term Loan, First Lien     5.25%        04/07/17         2,467,420
       1,458,750 Omnova Solutions, Inc., Term Loan B ........     4.25%        05/31/18         1,464,220
       1,152,127 Taminco Global Chemical Corp., Term Loan B2      4.25%        02/15/19         1,158,971
       1,300,000 Tata Chemicals Ltd., Term Loan B ...........     3.75%        08/07/20         1,298,375
         904,932 Waddington Group, Term Loan B (Canadian
                    Borrower) ...............................  4.50%-5.50%     06/07/20           907,194
         491,568 Waddington Group, Term Loan B (U.S.
                    Borrower) ...............................  4.50%-5.50%     06/07/20           492,797
                                                                                           --------------
                                                                                               21,006,392
                                                                                           --------------

                 SPECIALTY STORES - 0.4%
       1,421,438 Rite Aid Corp., Term Loan B ................     4.00%        02/21/20         1,423,214
                                                                                           --------------

                 STEEL - 0.9%
       3,473,750 Fortescue (FMG), Term Loan B ...............     5.25%        10/18/17         3,485,491
                                                                                           --------------

                 SYSTEMS SOFTWARE - 4.1%
         600,000 Blue Coat Systems, Inc., Term Loan B .......     4.50%        05/31/19           600,000
       2,475,000 BMC Software, Inc., Term Loan B ............     5.00%        08/31/20         2,469,852
       1,268,042 Riverbed Technology, Inc., Term Loan B .....     4.00%        12/18/19         1,277,160
       2,149,349 SS&C Technologies Holdings, Inc., Term
                    Loan B1 .................................     3.50%        06/08/19         2,146,619
         222,346 SS&C Technologies Holdings, Inc., Term
                    Loan B2 .................................     3.50%        06/08/19           222,064
       2,061,071 Sungard Data Systems, Inc., Term Loan D ....     4.50%        01/31/20         2,077,787
       4,390,250 Vertafore, Inc., Term Loan B ...............     4.25%        10/03/19         4,403,992
       1,791,000 Wall Street Systems, Inc., Term Loan B .....     5.75%        10/25/19         1,797,716
       1,500,000 Websense, Term Loan B ......................     4.50%        06/25/20         1,498,125
                                                                                           --------------
                                                                                               16,493,315
                                                                                           --------------

                 TIRES & RUBBER - 0.5%
       2,142,857 Goodyear Tire & Rubber Co., Term Loan,
                    Second Lien .............................     4.75%        04/30/19         2,153,936
                                                                                           --------------

                 TRUCKING - 1.5%
       2,274,286 Hertz Corp., Term Loan B ...................     3.75%        03/11/18         2,276,310
       2,693,250 SIRVA, Inc., Term Loan B ...................     7.50%        03/27/19         2,686,517
         958,370 Swift Transportation Co., Inc., Term Loan
                    B2 ......................................     4.00%        12/21/17           962,922
                                                                                           --------------
                                                                                                5,925,749
                                                                                           --------------

                 WIRELESS TELECOMMUNICATION SERVICES - 3.1%
       3,000,000 Cincinnati Bell, Inc., Term Loan B..........     4.00%        08/09/20         2,978,760
       2,200,000 Cricket Communications, Inc., Term Loan C ..     4.75%        03/08/20         2,206,292
       1,500,000 Crown Castle Operating Co., Term Loan B ....     3.25%        01/31/19         1,485,315
         700,000 Lightower Fiber Networks, Term Loan B ......     4.50%        04/13/20           703,500


                See Notes to Quarterly Portfolio of Investments          Page 11

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

   PRINCIPAL                                                                    STATED
     VALUE                       DESCRIPTION                    RATE (b)     MATURITY (c)      VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$      1,995,000 Syniverse Holdings, Inc., Delayed Draw
                    Term Loan ...............................  3.00%-4.00%     04/23/19    $    2,003,738
       2,970,000 Syniverse Holdings, Inc., Term Loan B ......     5.00%        04/23/19         2,978,346
                                                                                           --------------
                                                                                               12,355,951
                                                                                           --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS.............................       584,849,095
                 (Cost $586,010,536)                                                       --------------

    PRINCIPAL                                                   STATED          STATED
      VALUE                      DESCRIPTION                    COUPON         MATURITY        VALUE
---------------- --------------------------------------------  ----------    ------------  --------------
CORPORATE BONDS AND NOTES - 0.9%

                 AUTO PARTS & EQUIPMENT - 0.1%
         250,000 American Axle & Manufacturing, Inc. ........     6.25%        03/15/21           255,625
                                                                                           --------------

                 HEALTH CARE FACILITIES - 0.5%
       2,250,000 Vantage Oncology Holdings, LLC (g)..........     9.50%        06/15/17         2,261,250
                                                                                           --------------

                 HOMEBUILDING - 0.0%
         727,273 TOUSA, Inc. (Payment-In-Kind Election
                    Note) (h) (i) (j) (k) ...................    14.75%        07/01/15                 0
                                                                                           --------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.1%
         400,000 Inventiv Health, Inc. (g)...................     9.00%        01/15/18           410,000
                                                                                           --------------

                 SPECIALTY CHEMICALS - 0.2%
         850,000 Hexion US Finance Corp. (g).................     6.63%        04/15/20           843,625
                                                                                           --------------
                 TOTAL CORPORATE BONDS AND NOTES.......................................         3,770,500
                 (Cost $4,192,739)                                                         --------------

     SHARES                                   DESCRIPTION                                      VALUE
---------------- ----------------------------------------------------------------------    --------------
WARRANTS - 0.0%

                 BROADCASTING - 0.0%
           1,449 Cumulus Media Inc Warrants (h) (j) (l)................................             5,261
                                                                                           --------------
                 TOTAL WARRANTS........................................................             5,261
                 (Cost $0)                                                                 --------------

COMMON STOCKS - 0.0%

                 DIVERSIFIED CHEMICALS - 0.0%
              20 LyondellBasell Industries NV, Class A (j).............................             1,403
                                                                                           --------------
                 TOTAL COMMON STOCKS...................................................             1,403
                 (Cost $0)                                                                 --------------


Page 12         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

     SHARES                                   DESCRIPTION                                      VALUE
---------------- ----------------------------------------------------------------------    --------------
PREFERRED STOCKS - 0.0%

                 HOMEBUILDING - 0.0%
           4,273 TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred
                    Stock) (h) (i) (j) (l)                                                 $            0
                                                                                           --------------
                 TOTAL PREFERRED STOCKS................................................                 0
                 (Cost $2,563,636)                                                         --------------

                 TOTAL INVESTMENTS - 147.4%............................................       588,626,259
                 (Cost $592,766,911) (m)

                 OUTSTANDING LOAN - (44.1%)............................................      (176,000,000)

                 NET OTHER ASSETS AND LIABILITIES - (3.3%).............................       (13,411,992)
                                                                                           --------------
                 NET ASSETS - 100.0%...................................................    $  399,214,267
                                                                                           ==============

(a) All or a portion of the securities are available to serve as collateral on the outstanding loan.

(b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at August 31, 2013. When a range of rates is disclosed the fund holds more than one contract within the same tranche at varying rates.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d) Delayed Draw Loan (see Note 2C in the Notes to Quarterly Portfolio of Investments).

(e)   Represents commitment fee rate on unfunded loan commitment.

(f) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2013, securities noted as such amounted to $3,514,875 or 0.88% of net assets.

(h) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(i)   This issuer has filed for protection in federal bankruptcy court.

(j) This security is restricted and cannot be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 2D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).


                See Notes to Quarterly Portfolio of Investments          Page 13

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

(k) This Note is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash,
      (ii) entirely in Payment-in-Kind interest or (iii) a combination thereof. Interest is to be paid semi-annually, however, the issuer is in default and income is not being accrued.

(l)   Non-income producing security.

(m) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,103,577 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,244,229.

--------------------------------------------------------------------------------

Page 14         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2        LEVEL 3
                                                          TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                         VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                        8/31/2013       PRICES         INPUTS         INPUTS
                                                       ------------   -----------   ------------   ------------
Senior Floating-Rate Loan Interests:
     Asset Management & Custody Banks                  $ 16,284,121   $        --   $ 15,804,460   $    479,661
     Diversified Support Services                         1,905,365            --             --      1,905,365
     Other Industry Categories*                         566,659,609            --    566,659,609             --
                                                       ------------   -----------   ------------   ------------
     Total Senior Floating-Rate Loan Interests          584,849,095            --    582,464,069      2,385,026
Corporate Bonds and Notes*                                3,770,500            --      3,770,500             -- **
Warrants*                                                     5,261            --          5,261             --
Common Stocks*                                                1,403         1,403             --             --
Preferred Stocks*                                                --            --             --             -- **
                                                       ------------   -----------   ------------   ------------
TOTAL INVESTMENTS                                      $588,626,259   $     1,403   $586,239,830   $  2,385,026
                                                       ============   ===========   ============   ============

There were no transfers between Level 1 and Level 2.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of August 31, 2013, the Fund transferred Senior Floating-Rate Loan Interests valued at $2,385,026 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 2 to Level 3 did so primarily as a result of additional information obtained from an independent third party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT MAY 31, 2013
     Senior Floating-Rate Loan Interests                   $          --
     Corporate Bonds and Notes                                        -- **
     Warrants                                                         --
     Common Stocks                                                    --
     Preferred Stocks                                                 -- **
Net Realized Gain (Loss)
     Senior Floating-Rate Loan Interests                              --
Net Change in Unrealized Appreciation/Depreciation
     Senior Floating-Rate Loan Interests                              --
Purchases
     Senior Floating-Rate Loan Interests                              --
Sales
     Senior Floating-Rate Loan Interests                              --
Transfers In
     Senior Floating-Rate Loan Interests                       2,385,026
Transfers Out
     Senior Floating-Rate Loan Interests                              --
                                                           --------------
ENDING BALANCE AT AUGUST 31, 2013
     Senior Floating-Rate Loan Interests                       2,385,026
     Corporate Bonds and Notes                                        -- **
     Warrants                                                         --
     Common Stocks                                                    --
     Preferred Stocks                                                 -- **
                                                           --------------
Total Level 3 holdings                                     $   2,385,026
                                                           =============


* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Market value is less than $1.


                See Notes to Quarterly Portfolio of Investments          Page 15

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004 , and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded, or for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;


(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2013 (UNAUDITED)


      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of August 31, 2013.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $2,594,579 as of August 31, 2013.

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2013, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2013 (UNAUDITED)

                                                                                                                  % OF
                                                                                                               NET ASSETS
                                                                                                               APPLICABLE
                                            ACQUISITION    PRINCIPAL      VALUE       CURRENT                  TO COMMON
SECURITY                                        DATE     VALUE/SHARES   PER SHARE  CARRYING COST     VALUE       SHARES
------------------------------------------- ------------ ------------- ----------- -------------- ----------- ------------
Cumulus Media, Inc. - Warrants                 6/29/09          1,449    $  3.63    $         --  $     5,261      0.00% *
LyondellBasell Industries N.V., Class A
   Common Stock                               12/17/12             20      70.15              --        1,403      0.00  *
TOUSA, Inc. - Notes                           7/31/07(1)    $   727,273       --         436,364           --      0.00
TOUSA, Inc. - Preferred Stock                 7/31/07(1)          4,273       --       2,563,636           --      0.00
                                                                                   -------------- ----------- ------------
                                                                                       3,000,000        6,664      0.00% *
                                                                                   ============== =========== ============

*   Amount is less than 0.01%.

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Senior Floating Rate Income Fund II
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 15, 2013
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 15, 2013
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 15, 2013
     -------------------

*Print the name and title of each signing officer under his or her signature.